CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Equity Incentive Plan (Details) - 2014 Equity Incentive Plan - shares	12 Months Ended
	Jan. 31, 2016	Nov. 07, 2014	Jan. 23, 2014
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares reserved and available for grant		4,500,000	2,700,000
Options
Share-based Compensation Arrangement by Share-based Payment Award
Expiration period	10 years
Minimum | Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	2 years
Maximum | Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	4 years